UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2019
For the fiscal year ended June 30, 2019

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

(Unaudited)
Letter to Shareholders

Dear Shareholder,

The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “FFIU”) commenced operations on August 18, 2017.  This is the second Annual Report to Shareholders.  The portfolio managers have a significant number of years of experience in managing fixed income portfolios, in macroeconomic analysis, and in the parsing of financial statements.  We use those skills and experience to strategically select the assets of the Fund.

The ETF is actively managed.  It invests in a diversified portfolio of fixed income assets with a duration objective of “intermediate” (3 to 7 years).  Duration is a measure of price sensitivity to interest rate movements, with higher numbers being more sensitive than lower ones, i.e., greatly influenced by time to maturity.  We use both top-down macroeconomic analysis and bottom-up asset selection in managing the ETF.  Each of these are intended to produce long-term benefits to our Shareholders as described below.

Top-Down Macroeconomics
From the ETF’s inception until December 2018, the Federal Reserve (“Fed”) was raising its target Federal Funds Rate (“Fed Funds”).  During periods of economic expansion, this rate generally sets the lower boundary for short-term interest rates in the U.S.  The Fed raised this rate 9 times in one-quarter point intervals (0.25 percentage points) over the 24-month period ended December 31, 2018.

When market based short-term interest rates fall below Fed Funds (known as “yield inversion”), market forces are telling the Fed that the “administered” Fed Funds rate is too high (i.e., the Fed’s policy is too restrictive).  Despite the fact that long-term interest rates in the 2%-3% range appear to be abnormally low (at least from the perspective of the 1980s, 1990s and 2000s), demographics and technology have combined to put us in a world where deflationary forces are dominant.  And so, beginning late in 2018, we began to see some slight yield inversion.  At the same time, the growth rate of world economies began to slow including that of the U.S. (real GDP growth in the U.S. was significantly slower in the second quarter than it was in the first).

In January, and again in March, the Fed verbally recognized the world’s macroeconomic slowdown.  At the end of July, the Fed formally moved its policy toward easing, lowering Fed Funds by one-quarter of a percentage point, the first such drop since 2008.

During the period from the Fund’s inception to the autumn of 2018, because the Fed was raising interest rates, the Fund’s managers kept the Fund’s duration at the low end of the Fund’s mandate.  As of September 30, 2018, the Fund’s duration was 3.2 years.

In our last Shareholder Letter, we said: “…as has been typical in the post-WWII modern era, there will come a time when the U.S. economy slows.  If history is any teacher, it tells us that 100% of the time, interest rates fall when the economy slows significantly.  At that time, the best performing fixed income ETFs will be the ones with average durations at the higher end of their mandates.”  Beginning in the Autumn of 2018, the Fund’s managers recognized the world’s economic slowdown, and, believing that it would eventually impact growth in the U.S., began moving the duration higher.  As of June 30, 2019, the duration had risen to 4.6 years.

As noted, when interest rates fall, longer duration assets are advantaged.  The Fund’s benchmark is Barclay’s Capital Aggregate Bond Index.  Its duration is near 6.1 years.  For the year ended June 30, 2019, because rates have been falling, that benchmark return has been 7.87% while that of FFIU was 7.05%.

Asset Selection
The managers independently analyze the financial statements of every individual issuer in the Fund’s portfolio, and, during periods of generally rising economic growth, believe that they can gain a yield advantage with their financial analyst skills.  But, in periods of slowing growth, the spreads to the Treasury yield curve widen significantly for assets with lower rating agency classifications, meaning that the market pricing of the lower quality assets deteriorate relative to higher quality.

The assets in the ETF’s portfolio had an average S&P rating of between A- and BBB+ as of June 30, 2019.  Over the year, due to the view that world economic growth would slow and lower quality assets would not participate fully in the price appreciation of lower interest rates, the managers improved the overall quality of the portfolio’s assets to between A and A-.

Looking forward, by following the macroeconomic trends and the using our financial analyst skills in asset selection, we will strive to keep the ETF’s performance at the high end of the relative performance spectrum.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

Note: Effective June 18, 2019, the ETF’s name was changed from “Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF” to “UVA Unconstrained Medium-Term Fixed Income ETF.”

(RCFUU0819001)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2019

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on August 18, 2017 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the UVA Unconstrained Medium-Term Fixed Income ETF versus the Barclays Capital Aggregate Bond Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
June 30, 2019	Year	Inception	Date
UVA Unconstrained Medium-Term Fixed Income ETF	7.05%	3.17%	08/18/17
Barclays Capital Aggregate Bond Index	7.87%	3.42%	N/A

			(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles and derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses (such as litigation expenses)) to not more than 0.45% of the average daily net assets of the Fund for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2019.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.09% per the Fund’s most recent prospectus dated November 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 77.42%
3M Co.	$350,000	2.250%	9/19/2026	$343,302
3M Co.	350,000	2.875%	10/15/2027	353,016
Activision Blizzard, Inc.	650,000	2.300%	9/15/2021	648,999
Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	406,895
Allergan, Inc.	450,000	2.800%	3/15/2023	449,083
Amazon.com, Inc.	500,000	2.500%	11/29/2022	504,800
Amazon.com, Inc.	500,000	3.150%	8/22/2027	526,043
American Express Co.	218,000	2.500%	8/1/2022	219,466
American Express Co.	300,000	3.000%	10/30/2024	307,740
Amgen, Inc.	264,000	2.125%	5/1/2020	263,392
Amgen, Inc.	500,000	2.700%	5/1/2022	505,188
Amgen, Inc.	400,000	2.650%	5/11/2022	403,194
Anthem, Inc.	250,000	2.500%	11/21/2020	250,579
Apple, Inc.	450,000	3.850%	5/4/2043	477,848
Apple, Inc.	500,000	3.450%	2/9/2045	499,081
Apple, Inc.	500,000	2.900%	9/12/2027	512,325
Apple, Inc.	250,000	3.750%	9/12/2047	262,388
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	148,697
AT&T, Inc.	100,000	3.950%	1/15/2025	105,684
Avnet, Inc.	250,000	4.625%	4/15/2026	261,684
Bank of America Corp.	500,000	6.300%	12/29/2049	558,578
Becton Dickinson and Co.	200,000	2.675%	12/15/2019	200,086
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	495,104
Biogen, Inc.	650,000	3.625%	9/15/2022	671,171
CA, Inc.	350,000	4.500%	8/15/2023	362,199
CA, Inc.	250,000	4.700%	3/15/2027	255,320
Capital One Financial Corp.	400,000	3.900%	1/29/2024	420,663
Celgene Corp.	900,000	3.250%	8/15/2022	924,782
Celgene Corp.	200,000	2.875%	8/15/2020	201,103
Celgene Corp.	158,000	3.875%	8/15/2025	169,422
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	503,567
Discovery Communications LLC	330,000	3.250%	4/1/2023	335,678
Discovery Communications LLC	250,000	3.800%	3/13/2024	259,639
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	208,649
eBay, Inc.	500,000	3.600%	6/5/2027	512,239
General Electric Co.	250,000	5.550%	5/4/2020	255,807
General Electric Co.	164,000	5.500%	1/8/2020	166,351
General Electric Co.	250,000	3.150%	9/7/2022	253,291
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	258,671
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	350,788
Gilead Sciences, Inc.	475,000	2.950%	3/1/2027	481,750
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	262,595
International Paper Co.	250,000	3.800%	1/15/2026	261,078

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Jabil, Inc.	$210,000	4.700%	9/15/2022	$219,755
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	260,333
JP Morgan Chase & Co.	250,000	2.400%	6/7/2021	250,756
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	530,169
Lam Research Corp.	395,000	2.800%	6/15/2021	398,134
Lam Research Corp.	300,000	3.750%	3/15/2026	315,911
Levi Strauss & Co.	500,000	5.000%	5/1/2025	520,000
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	429,027
Marathon Oil Corp.	550,000	3.850%	6/1/2025	570,696
McKesson Corp.	222,000	2.850%	3/15/2023	223,827
MetLife, Inc.	250,000	5.875%	9/15/2166	264,130
Micron Technology, Inc.	450,000	5.500%	2/1/2025	465,188
Microsoft Corp.	450,000	3.500%	11/15/2042	470,084
Moody's Corp.	350,000	3.250%	6/7/2021	355,061
Morgan Stanley	250,000	4.350%	9/8/2026	268,297
Morgan Stanley	500,000	6.250%	8/9/2026	600,427
NetApp, Inc.	275,000	3.250%	12/15/2022	279,785
NetApp, Inc.	150,000	3.375%	6/15/2021	151,820
NetApp, Inc.	350,000	3.300%	9/29/2024	356,552
Newell Brands, Inc.	200,000	5.000%	11/15/2023	205,418
Nordstrom, Inc.	831,000	4.750%	5/1/2020	845,345
NVIDIA Corp.	350,000	2.200%	9/16/2021	349,233
Oracle Corp.	120,000	5.000%	7/8/2019	120,050
Oracle Corp.	500,000	4.125%	5/15/2045	541,886
Pitney Bowes, Inc.	200,000	3.875%	10/1/2021	197,000
QUALCOMM, Inc.	370,000	2.250%	5/20/2020	369,942
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	509,483
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	508,237
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	265,385
RPM International, Inc.	250,000	3.750%	3/15/2027	251,915
Starbucks Corp.	500,000	2.700%	6/15/2022	506,898
Starbucks Corp.	250,000	2.450%	6/15/2026	247,646
Starbucks Corp.	436,000	3.800%	8/15/2025	465,687
Stryker Corp.	359,000	3.375%	11/1/2025	377,557
Stryker Corp.	211,000	3.500%	3/15/2026	220,964
Symantec Corp.	500,000	4.200%	9/15/2020	507,973
Tapestry, Inc.	500,000	4.250%	4/1/2025	518,964
Tapestry, Inc.	200,000	4.125%	7/15/2027	201,299
Target Corp.	500,000	2.500%	4/15/2026	503,535
The Clorox Co.	250,000	3.050%	9/15/2022	255,499
The Gap, Inc.	250,000	5.950%	4/12/2021	261,178
The Goldman Sachs Group, Inc.	250,000	6.429%	11/10/2166	250,013
The Walt Disney Co.	250,000	8.875%	4/26/2023	306,476
United Technologies Corp.	250,000	1.900%	5/4/2020	249,235
Valero Energy Corp.	502,000	3.650%	3/15/2025	521,167
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Vmware, Inc.	$200,000	2.300%	8/21/2020	$199,504
Vmware, Inc.	650,000	2.950%	8/21/2022	655,474
Vmware, Inc.	250,000	3.900%	8/21/2027	253,813
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	259,870
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	505,184
Wells Fargo & Co.	1,000,000	5.900%	12/15/2165	1,046,965

Total Corporate Bonds (Cost $34,567,294)				35,226,682

FOREIGN BONDS - 4.20%
CNH Industrial NV	300,000	4.500%	8/15/2023	315,360
Flex Ltd.	250,000	5.000%	2/15/2023	261,520
HSBC Holdings PLC	25,000	4.250%	3/14/2024	26,410
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	538,328
Seagate HDD Cayman	500,000	4.250%	3/1/2022	508,665
Seagate HDD Cayman	250,000	4.750%	6/1/2023	258,162

Total Foreign Bonds (Cost $1,879,976)				1,908,445

MUNICIPAL BONDS - 9.69%
California Housing Finance Agency	260,000	3.650%	8/1/2025	275,083
City & County of San Francisco CA
Community Facilities District No 2014-1	300,000	3.108%	9/1/2024	308,856
City of New York NY	170,000	3.450%	3/1/2026	181,009
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	362,262
Kentucky State Property & Building
Commission	340,000	2.564%	5/1/2021	341,037
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	230,216
New York City Transitional Finance
Authority Future Tax Secured Revenue	325,000	4.905%	11/1/2024	367,503
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	287,787
Princeton University	250,000	2.612%	7/1/2026	250,097
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	236,896
Regents of the University of California
Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	69,977
Sacramento County Public Financing
Authority	265,000	3.793%	4/1/2022	274,948
San Francisco City & County
Redevelopment Financing Authority	160,000	9.000%	8/1/2041	177,445
State of Ohio	350,000	4.994%	12/15/2020	365,120
State of Oregon	250,000	3.577%	8/1/2029	258,365
University of California	25,000	3.039%	5/15/2027	26,058
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	146,864
Washington Metropolitan Area Transit
Authority	250,000	7.000%	7/1/2034	250,000

Total Municipal Bonds (Cost $4,329,640)				4,409,523
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

PRIVATE BOND - 0.67%
The American Museum of Natural History	$300,000	2.729%	7/15/2022	$304,096

Total Private Bond (Cost $296,789)				304,096

EXCHANGE-TRADED FUNDS - 4.29%
Financials - 4.29%		Shares
Invesco Variable Rate Preferred ETF		38,711		965,065
VanEck Vectors Preferred Securities ex Financials ETF		50,000		989,000

Total Exchange-Traded Funds (Cost $2,004,915)				1,954,065

SHORT-TERM INVESTMENT - 3.11%		Shares
§ Blackrock Treasury Trust, 2.15%		1,417,246		1,417,246

Total Short-Term Investment (Cost $1,417,246)				1,417,246

Investments, at Value (Cost $44,495,860) - 99.38%				$45,220,057

Other Assets Less Liabilities - 0.62%				281,478

Net Assets - 100%				$45,501,535

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
NV - Naamloze Vennootschap (Netherlands or Dutch security)

Summary of Investments
		% of Net
		Assets	Value
Corporate Bonds		77.42%	$35,226,682
Foreign Bonds		4.20%	1,908,445
Municipal Bonds		9.69%	4,409,523
Private Bond		0.67%	304,096
Exchange-Traded Funds		4.29%	1,954,065
Short-Term Investment		3.11%	1,417,246
Other Assets Less Liabililties		0.62%	281,478
Total Net Assets		100.00%	$45,501,535

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities

As of June 30, 2019

Assets:
Investments, at value (cost $44,495,860)	$45,220,057
Receivables:
Dividends	3,440
Interest	386,408
Due from sub-advisor	29,586

Total assets	45,639,491

Liabilities:
Payables:
Distributions	108,000
Accrued expenses:
Operating expenses	29,956

Total liabilities	137,956

Total Net Assets	$45,501,535

Net Assets Consist of:
Paid in Capital	$44,817,785
Distributable Earnings	683,750

Total Net Assets	$45,501,535
Shares Outstanding, no par value (unlimited authorized shares)	1,800,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$25.28

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations

For the fiscal year ended June 30, 2019

Investment Income:
Interest	$1,315,509
Dividends	180,511

Total Investment Income	1,496,020

Expenses:
Advisory fees (note 2)	112,432
Fund accounting fees	60,000
Administration fees (note 2)	49,833
Professional fees	29,000
Compliance fees	24,000
Transfer agent fees	16,495
Trustee fees	14,000
Pricing fees	12,000
Other operating expenses	12,000
Custody fees	5,371
Distribution fees	5,000
Insurance fees	200

Total Expenses	340,331

Expenses waived and/or reimbursed by the Sub-Advisor (note 2)	(131,247)
Expenses waived by the Advisor (note 2)	(1,917)
Expenses waived by the Administrator (note 2)	(4,071)

Net Expenses	203,096

Net Investment Income	1,292,924

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(196,967)
Net change in unrealized appreciation on investments	1,914,337

Net Realized and Unrealized Gain on Investments	1,717,370

Net Increase in Net Assets Resulting from Operations	$3,010,294

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	June 30,	June 30,
For the fiscal year or period ended	2019	2018 (a)

Operations:
Net investment income	$1,292,924	$815,500
Net realized loss from investment transactions	(196,967)	(5,739)
Net change in unrealized appreciation (depreciation) on investments	1,914,337	(1,190,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,010,294	(380,379)

Distributions to Investors	(1,281,875)	(793,061)

Decrease from Distributions to Investors	(1,281,875)	(793,061)

Beneficial Interest Transactions:
Shares sold	1,224,908	48,558,225
Shares repurchased	(4,836,577)	-

Increase (Decrease) from Beneficial Interest Transactions	(3,611,669)	48,558,225

Net Increase (Decrease) in Net Assets	(1,883,250)	47,384,785

Net Assets:
Beginning of period	47,384,785	-
End of period	$45,501,535	$ 47,384,785	(b)

Share Information:
Shares Sold	50,000	1,950,000
Shares Repurchased	(200,000)	-
Net Increase (Decrease) in Shares of Beneficial Interest	(150,000)	1,950,000

(a)		For the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(b)		Net Assets - End of Period includes accumulated net investment income of $22,439 as of June 30, 2018.
The requirement to disclose the corresponding amount as of June 30, 2019 was eliminated.

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during	June 30,	June 30,
the fiscal year or period ended	2019	2018	(d)

Net Asset Value, Beginning of Period	$24.30	$25.00

Income (Loss) from Investment Operations:
Net investment income	0.70	0.46
Net realized and unrealized gain (loss) on investments	0.98	(0.71)

Total from Investment Operations	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.70)	(0.45)

Total from Distributions to Investors	(0.70)	(0.45)

Net Asset Value, End of Period	$25.28	$24.30

Total Return (e)	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.88%	2.36%	(a)

Portfolio turnover rate	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

1.      Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF (formerly known as the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF), an exchange-traded fund (the “Fund”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income by investing principally in fixed income securities of any kind, and, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$35,226,682	$-	$35,226,682	$-
Foreign Bonds	1,908,445	-	1,908,445	-
Municipal Bonds	4,409,523	-	4,409,523	-
Private Bond	304,096	-	304,096	-
Exchange-Traded Funds	1,954,065	1,954,065	-	-
Short-Term Investment	1,417,246	1,417,246	-	-
Total Assets	$45,220,057	$3,371,311	$41,848,746	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal year ended June 30, 2019.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the Fund’s average daily net assets.  During the fiscal year ended June 30, 2019, the Fund incurred $112,432 in advisory fees.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The Fund and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers)  to not more than 0.50% of the average daily net assets of the Fund for the period from June 18, 2019 through June 30, 2019. The current term of the Expense Limitation Agreement is through October 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the period from July 1, 2018 through June 17, 2019, the Expense Limitation with the Trust limited expenses to not more than 0.45% of the average net assets of the Fund.

For the fiscal year ended June 30, 2019, the Sub-Advisor earned $89,900 in sub-advisory fees, all of which were waived and $41,347 were reimbursed to the Fund.  The Advisor agreed to waive its fee for the month of June 2019, in order to help reduce operating expenses of the Fund.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The Fund incurred $49,833 in administration fees for the fiscal year ended June 30, 2019.  The Administrator is responsible for collecting expense amounts from the Fund, as well as expense reimbursement payments and waived fees for the month of June from the Sub-Advisor, and remitting these amounts to the companies that furnish services to the Fund.

Compliance Services
For the fiscal year ended June 30, 2019, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the Fund.  For its services, the Fund Accountant is entitled to receive compensation from the Fund pursuant to the Fund Accounting fee arrangements with the Fund.

3.      Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$21,384,299	$18,453,427

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended June 30, 2019.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the fiscal year ended June 30, 2019 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended June 30, 2019, the Fund did not incur any interest or penalties.

Distributions during the year or period ended were characterized for tax purposes as follows:

	June 30, 2019	June 30, 2018
Ordinary Income	$1,281,875	$ 793,061

For the fiscal year ended June 30, 2019, the following reclassifications were made:

Paid In Capital	$ (128,771)
Distributable Earnings	128,771

At June 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$44,495,860

Gross Unrealized Appreciation	$ 826,995
Gross Unrealized Depreciation	(102,798)
Net Unrealized Appreciation	724,197

Undistributed Ordinary Income	33,488
Capital Loss Carryforward	(14,734)
Deferred Post-October Losses	(59,201)

Distributable Earnings	$ 683,750

The Fund has a capital loss carryforward of $14,734, all of which is short-term in nature and has no expiration.

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Deferred Post-October Losses) of $59,201. They will be recognized as of the first day of the Fund’s next fiscal year on July 1, 2019.

6.      New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal year ended June 30, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal year ended June 30, 2019.

7.      Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

8.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
7/31/19	7/30/19	8/1/19	$0.065

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of UVA Unconstrained Medium-Term Fixed Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UVA Unconstrained Medium-Term Fixed Income ETF (formerly, “Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF”), a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of June 30, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from August 18, 2017 (commencement of operations) to June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, and the results of its operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from August 18, 2017 to June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
August 29, 2019

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended June 30, 2019.

During the fiscal year, the Fund paid $1,281,875 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from January 1, 2019 through June 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2019

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,066.60	$2.56
	$1,000.00	$1,022.32	$2.51
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.50%, for the period, multiplied by 181/365 (to reflect the six-month period).

5.      Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $5,000 during the fiscal year ended June 30, 2019 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway Date of Birth: 10/1963	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012: Previously, Portfolio Manager and Financial Analyst at WAMCO from 2000 to 2012.	3	Independent Trustee of the Leeward Investment Trust for all its series; Prophecy Alpha Fund I, a closed-end interval fund (all registered investment companies).
Jesse S. Eberdt, III Date of Birth: 10/1959	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	3	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 12/16	EVP of The Nottingham Company since 2008.	n/a	n/a

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2019

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Ashley E. Harris Date of Birth: 03/1984	Treasurer and Principal Financial Officer	Since 12/16	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 12/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Bank of New York Mellon	Universal Value Advsiors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

bnymellon.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)	Not applicable.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended June 30, 2018 and June 30, 2019 are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLC (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2018	2019
UVA Unconstrained Medium-Term Fixed Income ETF	$14,000	$14,200

(b)	Audit-Related Fees – There were no additional fees billed in the fiscal years ended June 30, 2018 and June 30, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the fiscal years ended June 30, 2018 and June 30, 2019 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2018	2019
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000	$3,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last fiscal year.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended June 30, 2018 and June 30, 2019 were $3,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not Applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 5, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 5, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: September 5, 2019	Ashley E. Harris Treasurer and Principal Financial Officer